Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended
	Jan. 31, 2023	May 01, 2020	Mar. 15, 2016	Dec. 31, 2008	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
C000073513
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Income Fund - Class A Shares
Account Value				$ 9,524	$ 22,517	$ 21,316	$ 21,254	$ 23,280	$ 21,123	$ 20,636	$ 19,186	$ 18,622	$ 18,407	$ 16,934	$ 16,340	$ 15,242	$ 14,841	$ 12,910	$ 12,011	$ 10,188
C000167229
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Income Fund - Class C Shares
Account Value			$ 10,000		$ 12,186	11,621	11,675	12,883	11,776	11,600	10,867	10,625	10,584
C000219380
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Income Fund - Institutional Shares
Account Value		$ 10,000			$ 11,067	10,452	10,405	11,364	10,289
C000219378
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Large Cap Value Fund - Institutional Shares
Account Value		10,000			$ 22,505	16,635	13,708	15,332	11,017
C000219379
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
Account Value		10,000			$ 10,096	9,884	9,669	10,521	10,229
C000219377
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Real Estate Income and Growth Fund - Institutional Shares
Account Value		$ 10,000			$ 12,907	12,252	12,473	13,515	10,486
C000240589
Account Value [Line Items]
Line Graph and Table Measure Name					Spirit of America Utilities Fund - Institutional Shares
Account Value	$ 10,000				$ 10,419	9,715
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value				$ 10,000	14,763	14,384	14,520	16,186	16,240	14,935	13,846	13,901	13,945	13,155	12,915	$ 12,374	$ 12,460	$ 11,593	$ 11,158	$ 10,190
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 10,000		10,949	10,669	10,770	12,005	12,045	11,077	10,269	10,310	10,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000			9,201	8,965	9,050	10,088	10,122
S&P 500 Index
Account Value [Line Items]
Account Value					33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			20,606	16,543	13,833	15,476	10,992
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value					12,669	12,274	11,895	13,011	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 10,000			10,517	10,189	9,875	10,800	10,368
S&P 500 Index
Account Value [Line Items]
Account Value					33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			20,606	16,543	13,833	15,476	10,992
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				13,699	10,998
MSCI US REIT Gross (USD)
Account Value [Line Items]
Account Value					17,629	16,384	16,399	17,522	12,693	$ 14,567	$ 13,116	$ 12,664	$ 12,899	$ 10,394	$ 10,001
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Account Value		$ 10,000			14,862	13,812	$ 13,824	$ 14,772	$ 10,700
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Account Value	$ 10,000				$ 10,376	$ 9,624